LEGG MASON INTERNATIONAL LOW VOLATILITY HIGH DIVIDEND ETF

Schedule of investments (unaudited)	January 31, 2020

SECURITY	SHARES	VALUE
COMMON STOCKS - 97.6%
COMMUNICATION SERVICES - 18.8%
Diversified Telecommunication Services - 15.5%
BCE Inc.	32,266	$1,521,385
BT Group PLC	642,909	1,363,769
CITIC Telecom International Holdings Ltd.	107,423	37,353
HKT Trust & HKT Ltd.	170,865	256,136
Orange SA	96,657	1,371,612
Proximus SADP	12,620	359,707
Swisscom AG, Registered Shares	3,003	1,649,011
Telefonica SA	216,830	1,467,938
Telstra Corp. Ltd.	380,152	977,252
TELUS Corp.	21,609	866,778

Total Diversified Telecommunication Services		9,870,941

Media - 0.7%
Atresmedia Corp. de Medios de Comunicacion SA	11,449	38,799
Eutelsat Communications SA	15,428	231,583
Mediaset Espana Comunicacion SA	19,603	107,556
Metropole Television SA	2,088	34,755

Total Media		412,693

Wireless Telecommunication Services - 2.6%
NTT DOCOMO Inc.	57,600	1,651,180
Softbank Corp.	2,500	34,507

Total Wireless Telecommunication Services		1,685,687

TOTAL COMMUNICATION SERVICES		11,969,321

CONSUMER DISCRETIONARY - 12.8%
Auto Components - 0.4%
Bridgestone Corp.	7,400	266,341

Automobiles - 8.0%
Bayerische Motoren Werke AG	18,614	1,327,208
Daimler AG, Registered Shares	26,083	1,208,381
Nissan Motor Co. Ltd.	179,100	990,640
Toyota Motor Corp.	22,100	1,560,264

Total Automobiles		5,086,493

Hotels, Restaurants & Leisure - 0.0%
Marston’s PLC	26,489	36,559

See Notes to Schedule of Investments.

Legg Mason International Low Volatility High Dividend ETF 2020 Quarterly Report	1

LEGG MASON INTERNATIONAL LOW VOLATILITY HIGH DIVIDEND ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2020

SECURITY	SHARES	VALUE
Household Durables - 4.1%
Barratt Developments PLC	94,148	$996,323
Crest Nicholson Holdings PLC	20,386	134,364
Persimmon PLC	31,408	1,264,004
Redrow PLC	19,753	207,005

Total Household Durables		2,601,696

Multiline Retail - 0.3%
Harvey Norman Holdings Ltd.	58,638	166,050

Textiles, Apparel & Luxury Goods - 0.0%
Li & Fung Ltd.	401,030	35,636

TOTAL CONSUMER DISCRETIONARY		8,192,775

CONSUMER STAPLES - 4.1%
Tobacco - 4.1%
British American Tobacco PLC	24,736	1,094,780
Japan Tobacco Inc.	68,300	1,459,453
Scandinavian Tobacco Group A/S	3,589	47,022

TOTAL CONSUMER STAPLES		2,601,255

ENERGY - 10.2%
Oil, Gas & Consumable Fuels - 10.2%
Eni SpA	101,227	1,419,972
Paz Oil Co. Ltd.	247	30,069
Pembina Pipeline Corp.	25,839	990,148
Repsol SA	88,786	1,226,464
Royal Dutch Shell PLC, Class A Shares	53,021	1,393,932
Total SA	28,933	1,415,446

TOTAL ENERGY		6,476,031

FINANCIALS - 19.7%
Banks - 12.3%
Canadian Imperial Bank of Commerce	17,676	1,442,361
Commonwealth Bank of Australia	29,837	1,703,015
National Australia Bank Ltd.	77,167	1,335,913
Nordea Bank Abp	170,157	1,343,793
Svenska Handelsbanken AB, Class A Shares	41,947	412,043
Swedbank AB, Class A Shares	62,193	956,577
Valiant Holding AG, Registered Shares	434	44,640
Westpac Banking Corp.	35,399	595,290

Total Banks		7,833,632

Capital Markets - 0.4%
IGM Financial Inc.	4,604	133,224
Jupiter Fund Management PLC	27,362	139,080

Total Capital Markets		272,304

See Notes to Schedule of Investments.

2	Legg Mason International Low Volatility High Dividend ETF 2020 Quarterly Report

LEGG MASON INTERNATIONAL LOW VOLATILITY HIGH DIVIDEND ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2020

SECURITY	SHARES	VALUE
Insurance - 6.7%
Assicurazioni Generali SpA	37,048	$722,391
Legal & General Group PLC	263,508	1,061,174
Poste Italiane SpA	52,000	596,433
Power Financial Corp.	10,503	272,790
Zurich Insurance Group AG	3,859	1,603,298

Total Insurance		4,256,086

Thrifts & Mortgage Finance - 0.3%
Aareal Bank AG	5,147	168,950

TOTAL FINANCIALS		12,530,972

INDUSTRIALS - 8.5%
Aerospace & Defense - 0.3%
Singapore Technologies Engineering Ltd.	60,100	180,974

Air Freight & Logistics - 0.1%
Oesterreichische Post AG	1,772	67,356

Construction & Engineering - 1.0%
Peab AB, Class B Shares	10,158	102,016
Skanska AB, Class B Shares	22,759	526,552

Total Construction & Engineering		628,568

Industrial Conglomerates - 1.3%
CK Hutchison Holdings Ltd.	96,426	860,581

Marine - 1.1%
Kuehne + Nagel International AG, Registered Shares	4,406	712,671

Professional Services - 1.8%
Adecco Group AG, Registered Shares	19,191	1,128,239

Road & Rail - 0.3%
ComfortDelGro Corp. Ltd.	135,600	215,585

Trading Companies & Distributors - 1.3%
Marubeni Corp.	111,500	818,054

Transportation Infrastructure - 1.3%
Aena SME SA	4,425	819,668

TOTAL INDUSTRIALS		5,431,696

INFORMATION TECHNOLOGY - 2.3%
Communications Equipment - 0.1%
VTech Holdings Ltd.	9,038	82,233

IT Services - 0.1%
TietoEVRY oyj	1,751	57,205

Technology Hardware, Storage & Peripherals - 2.1%
Canon Inc.	51,000	1,358,228

TOTAL INFORMATION TECHNOLOGY		1,497,666

See Notes to Schedule of Investments.

Legg Mason International Low Volatility High Dividend ETF 2020 Quarterly Report	3

LEGG MASON INTERNATIONAL LOW VOLATILITY HIGH DIVIDEND ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2020

SECURITY	SHARES	VALUE
MATERIALS - 1.4%
Paper & Forest Products - 1.4%
Navigator Co. SA	28,591	$102,658
UPM-Kymmene oyj	25,189	796,399

TOTAL MATERIALS		899,057

REAL ESTATE - 6.4%
Equity Real Estate Investment Trusts (REITs) - 5.8%
Artis Real Estate Investment Trust	5,088	45,358
Ascendas Real Estate Investment Trust	261,300	603,044
CapitaLand Mall Trust	187,700	346,549
Charter Hall Retail REIT	19,547	61,634
Cromwell Property Group	69,712	57,169
Daiwa House REIT Investment Corp.	45	120,197
Frontier Real Estate Investment Corp.	34	142,261
H&R Real Estate Investment Trust	11,682	188,937
Hankyu Hanshin Reit Inc.	49	78,845
Industrial & Infrastructure Fund Investment Corp.	80	123,117
Invesco Office J-Reit Inc.	383	81,628
Japan Rental Housing Investments Inc.	62	61,608
Kenedix Retail REIT Corp.	43	106,523
Keppel DC REIT	48,212	79,829
Mapletree Commercial Trust	123,200	212,118
Mapletree Industrial Trust	83,700	170,478
Mapletree Logistics Trust	181,400	244,542
Mapletree North Asia Commercial Trust	80,700	70,359
Mirai Corp.	133	75,099
Mori Hills REIT Investment Corp., Class C Shares	72	120,703
NIPPON REIT Investment Corp.	15	70,305
RioCan Real Estate Investment Trust	13,938	286,232
Samty Residential Investment Corp.	41	43,313
SmartCentres Real Estate Investment Trust	5,692	135,183
Star Asia Investment Corp.	42	44,447
Suntec Real Estate Investment Trust	100,100	134,943

Total Equity Real Estate Investment Trusts (REITs)		3,704,421

Real Estate Management & Development - 0.6%
Swiss Prime Site AG, Registered Shares	3,281	400,749	*

TOTAL REAL ESTATE		4,105,170

See Notes to Schedule of Investments.

4	Legg Mason International Low Volatility High Dividend ETF 2020 Quarterly Report

LEGG MASON INTERNATIONAL LOW VOLATILITY HIGH DIVIDEND ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2020

SECURITY		SHARES	VALUE
UTILITIES - 13.4%
Electric Utilities - 6.4%
Emera Inc.		13,990	$623,682
Enel SpA		206,934	1,801,342
Power Assets Holdings Ltd.		62,862	455,786
Red Electrica Corp. SA		59,842	1,196,026

Total Electric Utilities			4,076,836

Gas Utilities - 3.0%
Enagas SA		34,671	934,433
Snam SpA		186,427	999,317

Total Gas Utilities			1,933,750

Multi-Utilities - 3.0%
National Grid PLC		138,200	1,832,319
REN - Redes Energeticas Nacionais SGPS SA		14,239	43,078

Total Multi-Utilities			1,875,397

Water Utilities - 1.0%
United Utilities Group PLC		47,437	633,756

TOTAL UTILITIES			8,519,739

TOTAL COMMON STOCKS (Cost - $63,857,498)			62,223,682

	RATE
PREFERRED STOCKS - 0.2%
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.2%
Bayerische Motoren Werke AG (Cost - $125,637)	—	1,637	91,432

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $63,983,135)			62,315,114

SHORT-TERM INVESTMENTS - 0.4%
Invesco Treasury Portfolio, Institutional Class (Cost - $276,789)	1.480%	276,789	276,789

TOTAL INVESTMENTS - 98.2% (Cost - $64,259,924)			62,591,903
Other Assets in Excess of Liabilities - 1.8%			1,160,951

TOTAL NET ASSETS - 100.0%			$63,752,854

*	Non-income producing security.

Abbreviation used in this schedule:

REIT	— Real Estate Investment Trust

At January 31, 2020, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Buy:
MSCI EAFE Index Futures	4	3/20	$406,301	$395,300	$(11,001)

See Notes to Schedule of Investments.

Legg Mason International Low Volatility High Dividend ETF 2020 Quarterly Report	5

LEGG MASON INTERNATIONAL LOW VOLATILITY HIGH DIVIDEND ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2020

At January 31, 2020, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	287,144	CHF	278,226	Bank of New York	2/11/20	$(1,551)
USD	5,304,776	CHF	5,127,992	Bank of New York	2/11/20	(16,165)
USD	1,004,133	EUR	905,649	Bank of New York	2/11/20	(162)
USD	18,756,708	EUR	16,708,341	Bank of New York	2/11/20	228,446
USD	243,980	AUD	356,616	UBS Securities LLC	2/11/20	5,196
USD	4,621,365	AUD	6,593,990	UBS Securities LLC	2/11/20	206,148
USD	329,373	CAD	432,140	UBS Securities LLC	2/11/20	2,631
USD	6,145,544	CAD	7,976,314	UBS Securities LLC	2/11/20	114,633
USD	524,778	GBP	399,166	UBS Securities LLC	2/11/20	(1,554)
USD	9,740,487	GBP	7,379,045	UBS Securities LLC	2/11/20	10,637
USD	93,632	HKD	727,922	UBS Securities LLC	2/11/20	(95)
USD	1,720,027	HKD	13,402,193	UBS Securities LLC	2/11/20	(5,642)
USD	171,698	SEK	1,633,758	UBS Securities LLC	2/11/20	2,112
USD	3,219,128	SEK	30,020,101	UBS Securities LLC	2/11/20	103,009
USD	114,644	SGD	154,700	UBS Securities LLC	2/11/20	1,301
USD	2,119,421	SGD	2,853,671	UBS Securities LLC	2/11/20	28,644
USD	479,209	JPY	52,619,832	Bank of New York	2/12/20	(6,578)
USD	8,965,355	JPY	968,846,483	Bank of New York	2/12/20	20,952

Total						$691,962

Abbreviations used in this table:

AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
JPY	— Japanese Yen
SEK	— Swedish Krona
SGD	— Singapore Dollar
USD	— United States Dollar

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

6	Legg Mason International Low Volatility High Dividend ETF 2020 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason International Low Volatility High Dividend ETF (the “Fund”) is a separate diversified investment series of Legg Mason ETF Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund is an exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. The Fund is designed to track an index. Similar to shares of an index mutual fund, each share of the Fund represents an ownership interest in an underlying portfolio of securities intended to track an index. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.

Shares of the Fund are listed and traded at market prices on the Cboe BZX Exchange, Inc. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units are issued and redeemed generally in-kind for a basket of securities and/or cash. Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.

The Fund seeks to track the investment results of the QS International Low Volatility High Dividend Hedged Index (the “Underlying Index”). The Underlying Index seeks to provide more stable income through investments in stocks of profitable companies in developed markets outside of the United States with relatively high dividend yields or anticipated dividend yields and lower price and earnings volatility, while mitigating exposure to exchange-rate fluctuations between the U.S. dollar and other international currencies and is based on a proprietary methodology created and sponsored by QS Investors, LLC, the Fund’s subadviser.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services,

7

Notes to Schedule of Investments (unaudited) (continued)

which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will use the currency exchange rates, generally determined as of 4:00 p.m. (London Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

8

Notes to Schedule of Investments (unaudited) (continued)

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks	$62,223,682	—	—	$62,223,682
Preferred Stocks	91,432	—	—	91,432

Total Long-Term Investments	62,315,114	—	—	62,315,114

Short-Term Investments†	276,789	—	—	276,789

Total Investments	$62,591,903	—	—	$62,591,903

Other Financial Instruments:
Forward Foreign Currency Contracts	—	$723,709	—	$723,709

Total	$62,591,903	$723,709	—	$63,315,612

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$11,001	—	—	$11,001
Forward Foreign Currency Contracts	—	$31,747	—	31,747

Total	$11,001	$31,747	—	$42,748

†	See Schedule of Investments for additional detailed categorizations.

9